Parent Company Only Condensed Financial Information, Condensed Balance Sheet (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and cash equivalents	$ 69,716		$ 15,566			$ 16,651
Other assets	530		545			669
Total assets	499,217		440,369			409,397
Liabilities and stockholders' equity [Abstract]
Junior subordinated debentures	3,570		4,335			5,100
us-gaap_AccruedLiabilitiesAndOtherLiabilities	3,904		4,429			3,392
Stockholders' equity	49,366	$ 49,520	48,848	$ 48,860	$ 49,016	48,436	$ 47,731
Total liabilities and stockholders' equity	$ 499,217		440,369			409,397
Broadway Financial Corporation [Member]
Assets [Abstract]
Cash and cash equivalents			134			156
Investment in bank subsidiary			50,594			51,221
Other assets			2,512			2,225
Total assets			53,240			53,602
Liabilities and stockholders' equity [Abstract]
Junior subordinated debentures			4,335			5,100
us-gaap_AccruedLiabilitiesAndOtherLiabilities			57			66
Stockholders' equity			48,848			48,436
Total liabilities and stockholders' equity			$ 53,240			$ 53,602